Inventories (Table)	3 Months Ended
Mar. 31, 2017
Inventories Table
Schedule of Inventories

As of December 31, 2016 and 2015 and March 31, 2017, inventories consisted of the following:

	December 31,		March 31,
	2015	2016	2017
			(Unaudited)
Satellite equipment for sale under construction	$99,971	$197,645	$197,645
Parts	11,029	11,029	11,029
Supplies	-	6,437	6,612
	111,000	215,111	215,286
Allowance for inventory loss	-	(5,382)	(5,382)
Net	$111,000	$209,729	$209,904